Trade and Other Payables	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade and other payables	TRADE AND OTHER PAYABLES

		June 30,	December 31,
		2021	2020
		(US$ in millions)
	Notes	(Unaudited)	(Audited)
Trade payables		$34	$51
Customer deposits and other deferred revenue(i)		395	412
Construction payables and accruals		183	316
Interest payables		156	156
Outstanding chips liability(i)		133	189
Accrued employee benefit expenses		107	136
Other tax payables		97	118
Loyalty program liability(i)		29	28
Casino liabilities		21	22
Payables to related companies	14(b)	8	3
Other payables and accruals		57	62
		1,220	1,493
Less: non-current portion		(107)	(105)
Current portion		$1,113	$1,388
(i)These balances represent the Group’s main types of liabilities associated with contracts with customers. With the exception of mall deposits, which typically extend beyond a year based on the terms of the lease, these liabilities are generally expected to be recognized as revenue or redeemed for cash within one year of being purchased, earned or deposited.
The aging analysis of trade payables based on invoice date is as follows:

	June 30,	December 31,
	2020	2020
	(US$ in millions)
	(Unaudited)	(Audited)
0–30 days	$25	$31
31–60 days	6	15
61–90 days	1	3
Over 90 days	2	2
	$34	$51
TRADE AND OTHER PAYABLES

		December 31,
	Notes	2019	2020
		(US$ in millions)
Trade payables	20(a)	$47	$51
Customer deposits and other deferred revenue	20(b)	395	412
Construction payables and accruals		278	316
Outstanding chip liability	20(b)	485	189
Interest payables		130	156
Accrued employee benefit expenses		174	136
Other tax payables		302	118
Loyalty program liability	20(b)	31	28
Casino liabilities		41	22
Payables to related companies	25(b)	9	3
Other payables and accruals		104	62
		1,996	1,493
Less: non-current portion		(122)	(105)
Current portion		$1,874	$1,388
Trade and other payables are measured at amortized cost and the carrying amount approximate their fair values at each balance sheet date.

(a)Trade payables
The aging analysis of trade payables based on invoice date is as follows:

	December 31,
	2019	2020
	(US$ in millions)
0-30 days	$33	$31
31-60 days	6	15
61-90 days	6	3
Over 90 days	2	2
	$47	$51

(b)Contract and contract related liabilities
The Group provides numerous products and services to its customers. There is often a timing difference between the cash payment by the customers and recognition of revenue for each of the associated performance obligations. The Group has the following main types of liabilities associated with contracts with customers: (1) outstanding chip liability, (2) loyalty program liability, and (3) customer deposits and other deferred revenue for gaming and non-gaming products and services yet to be provided.
The outstanding chip liability represents the collective amounts owed to junket operators and patrons in exchange for gaming chips in their possession. Outstanding chips are expected to be recognized as revenue or redeemed for cash within one year of being purchased. The loyalty program liability represents a deferral of revenue until patron redemption of points earned. The loyalty program points are expected to be redeemed and recognized as revenue within one year of being earned. Customer deposits and other deferred revenue represent cash deposits made by customers for future services provided by the Group. With the exception of mall deposits, which typically extend beyond a year based on the terms of the lease, the majority of these customer deposits and other deferred revenue are expected to be recognized as revenue or refunded to the customer within one year of the date the deposit was recorded.

The following table summarizes the liability activity related to contracts with customers:

	Outstanding Chips Liability		Loyalty Program Liability		Customer Deposits and Other Deferred Revenue(i)
	2019	2020	2019	2020	2019	2020
	(US$ in millions)
Balance at January 1	$514	$485	$33	$31	$497	$395
Balance at December 31	485	189	31	28	395	412
(Decrease)/increase	$(29)	$(296)	$(2)	$(3)	$(102)	$17
(i)    Of this amount, US$127 million, US$129 million and US$125 million as at January 1, 2019, December 31, 2019, and December 31, 2020, respectively, relates to mall deposits that are accounted for based on lease terms usually greater than one year.